Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty (Details) - USD ($) $ / shares in Units, $ in Thousands	Oct. 28, 2022	Dec. 31, 2023	Dec. 31, 2022
Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty
Warrant liabilities		$ 1,566	$ 3,207
Perfect Class A Ordinary Shares
Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty
Number of shares issued for acquisition (in shares)		6,764
Open market price of share (in USD per share)	$ 8.35